Amended to correct date

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/99

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     James R. Nichols
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

James R. Nichols         Boston, Massachusetts       2/9/00

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     153

Form 13F Information Table Value Total:     $290,187
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt



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                                        Form 13F INFORMATION
TABLE

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE   SHARED  NONE
Abbott Laboratories      COM  002824100       3,631     100 SH SOLE            100
Abbott Laboratories      COM  002824100     814,308  22,425 SH DEFINED 01            22,425
Abbott Laboratories      COM  002824100   8,700,475 239,600 SH OTHER                239,600
American Express Co.     COM  025816109   1,040,725   6,260 SH OTHER                  6,260
American Home Products   COM  026609107       7,850     200 SH DEFINED 01               200
American Home Products   COM  026609107     109,900   2,800 SH OTHER                  2,800
American Int'l Group     COM  026874107       9,948      92 SH SOLE             92
American Int'l Group     COM  026874107   2,889,533  26,724 SH DEFINED O1            26,724
American Int'l Group     COM  026874107  19,413,627 179,548 SH OTHER                179,548
ATT Corp                 COM  001957109   1,011,524  19,907 SH DEFINED O1            19,907
ATT Corp                 COM  001957109   2,580,106  50,777 SH OTHER                 50,777
Ameritech Corp           COM  030954101   1,756,059  26,308 SH DEFINED O1            26,308
Ameritech Corp           COM  030954101   1,487,991  22,292 SH OTHER                 22,292
Automatic Data ProcessingCOM  053015103      10,775     200 SH SOLE            200
Automatic Data ProcessingCOM  053015103   1,785,956  33,150 SH DEFINED 01            33,150
Automatic Data ProcessingCOM  053015103  12,716,116 236,030 SH OTHER                236,030
BankAmerica Corp         COM  06605F102      30,113     600 SH OTHER                    600
Bank of New York         COM  064057102      32,000     800 SH OTHER                    800
Bell Atlantic Corp.      COM  077853109     700,704  11,382 SH DEFINED O1            11,382
Bell Atlantic Corp.      COM  077853109     751,432  12,206 SH OTHER                 12,206
BellSouth                COM  079860102      25,279     540 SH DEFINED 01               540
BellSouth                COM  079860102      68,721   1,468 SH OTHER                  1,844
Berkshire Hathaway CL B  COM  084670207     706,380     386 SH DEFINED 01               386
Berkshire Hathaway CL B  COM  084670207   1,017,480     556 SH OTHER                    556
Boston Scientific        COM  110122108      26,250   1,200 SH OTHER                  1,200
BP Amoco PLC             ADR  055622104     129,064   2,176 SH DEFINED 01             2,176
Bristol Myers Squibb     COM  110122108     276,006   4,300 SH OTHER                  4,300
Capital One Financial    COM  14040H105      57,825   1,200 SH OTHER                  1,200
Chevron Corp.            COM  166751107      17,325     200 SH OTHER                    200
Cintas Corp.             COM  172908105       2,656      50 SH SOLE             50
Cintas Corp.             COM  172908105      67,734   1,275 SH DEFINED 01             1,275
Cintas Corp.             COM  172908105   1,054,000  19,840 SH OTHER                 19,840
Cisco Systems		          COM  17275R102	     32,138	    300 SH DEFINED 01	          300
Cisco Systems            COM  17275R102     303,700   2,835 SH OTHER                  2,835
Citigroup Inc.           COM  172967101      20,883     375 SH OTHER                    375
Coca Cola                COM  191216100       5,243      90 SH SOLE             90
Coca Cola                COM  191216100   3,241,904  55,655 SH DEFINED O1            55,655
Coca Cola                COM  191216100  13,156,636 225,865 SH OTHER                225,865
Crown, Cork & Seal       COM  228255105      22,375   1,000 SH OTHER                  1,000
Disney (Walt) Company    COM  254687106       7,020     240 SH SOLE            240
Disney (Walt) Company    COM  254687106     197,438   6,750 SH DEFINED 01             6,750
Disney (Walt) Company    COM  254687106     695,419  23,775 SH OTHER                 23,775
Dominion Res Inc. VA     COM  257470104      18,958     483 SH OTHER                    483
Dow Chemical             COM  260543103      26,725     200 SH OTHER                    200
Dupont E I De Nemours    COM  263534109     157,705   2,394 SH DEFINED 01             2,394
Eastman Kodak            COM  277461109       7,420     112 SH OTHER                    112
Elan PLC ADR             COM  284131208      59,000   2,000 SH OTHER                  2,000
Electronic Data Systems  COM  285661104       5,355      80 SH SOLE             80
Electronic Data Systems  COM  285661104     334,688   5,000 SH DEFINED 01             5,000
Electronic Data Systems  COM  285661104   1,172,746  17,520 SH OTHER                  17,520
Emerson Electric         COM  291011104       2,869      50 SH SOLE             50
Emerson Electric         COM  291011104     727,228  12,675 SH DEFINED 01            12,675
Emerson Electric         COM  291011104   3,343,242  58,270 SH OTHER                 58,270
Ericsson L M Tel Co. CL  COM  294821400   1,116,688  17,000 SH OTHER                 17,000
Exxon Mobil              COM  30231G102     233,631   2,900 SH DEFINED 01             2,900
Exxon Mobil              COM  30231G102   2,155,208  26,752 SH OTHER                 26,752
First Union Corp         COM  337358105      14,493     440 SH OTHER                    440
FleetBoston Financial    COM  339030108   1,288,063  37,000 SH OTHER                 37,000
General Electric         COM  369604103      12,380      80 SH SOLE            80
General Electric         COM  369604103   5,736,583  37,070 SH DEFINED O1            37,070
General Electric         COM  369604103  28,347,106 183,180 SH OTHER                183,180
General Mills            COM  370334104     214,500   6,000 SH DEFINED 01             3,000
General Mills            COM  370334104      42,900   1,200 SH OTHER                  1,200
Genzyme Corp General Div COM  372917104      45,000   1,000 SH OTHER                  1,000
Genzyme Surgical Prod    COM  372917609       1,040     179 SH OTHER                    179
Genzyme Molecular        COM  372917500         756     108 SH OTHER                    108
Gillette Co.             COM  375766102       6,178     150 SH SOLE           150
Gillette Co.             COM  375766102     615,959  14,955 SH DEFINED 01             14,955
Gillette Co.             COM  375766102   2,475,369  59,200 SH OTHER                 59,200
GTE Corp                 COM  362320103     500,994   7,100 SH OTHER                  7,100
Hewlett Packard Co.      COM  428236103       7,963      70 SH SOLE            70
Hewlett Packard Co.      COM  428236103   1,092,000   9,600 SH DEFINED 01             9,600
Hewlett Packard Co.      COM  428236103   5,963,344  52,425 SH OTHER                 52,425
Intel Corp.              COM  458140100     256,815   3,120 SH DEFINED 01             3,120
Intel Corp.              COM  458140100   1,572,922  19,110 SH OTHER                 19,110
Int'l Flavors & FragranceCOM  459506101      50,794   1,350 SH DEFINED 01             1,350
Int'l Flavors & FragranceCOM  459506101     449,243  11,940 SH OTHER                 11,940
International Paper Co.  COM  460146103     112,875   2,000 SH OTHER                  2,000
Int'l Business Machines  COM  459200101      86,300     800 SH OTHER                    800
Interpublic Group        COM  460690100      34,613     600 SH DEFINED 01               600
Interpublic Group        COM  460690100      11,538     200 SH OTHER                    200
Investors Finl Services  COM  461915100      92,000   2,000 SH OTHER                  2,000
Johnson & Johnson        COM  478160104       9,325     100 SH SOLE          100
Johnson & Johnson        COM  478160104   5,051,819  54,175 SH DEFINED 01            54,175
Johnson & Johnson        COM  478160104  21,235,823 227,730 SH OTHER                227,730
Kerr McGee Corp.         COM  492386107      22,878     369 SH OTHER                    369
Lucent Technologies      COM  549463107     196,950   2,626 SH SOLE        2,626
Lucent Technologies      COM  549463107   1,679,250  22,390 SH DEFINED 01            22,390
Lucent Technologies      COM  549463107   8,459,700 112,796 SH OTHER                112,796
Marsh & McLennan         COM  571748102   1,277,428  13,350 SH DEFINED O1            13,350
Marsh & McLennan         COM  571748102   8,260,223  86,325 SH OTHER                 86,325
McGraw Hill Companies    COM  580645109     154,063   2,500 SH DEFINED 01             2,500
McGraw Hill Companies    COM  580645109   6,501,438 105,500 SH OTHER                105,500
McDonalds                COM  580135101      32,250     800 SH DEFINED 01               800
McDonalds                COM  580135101      96,750   2,400 SH OTHER                  2,400
Medtronic Corp.          COM  585055106	      5,101	    140 SH SOLE	     140
Medtronic Corp.          COM  585055106      87,450   2,400 SH OTHER                  2,400
Merck                    COM  589331107       9,406	    140 SH SOLE          140
Merck                    COM  589331107   4,073,981  60,636 SH DEFINED 01            60,636
Merck                    COM  589331107  20,496,219 305,060 SH OTHER                305,060
Microsoft                COM  594918104     544,055   4,660 SH DEFINED 01             4,660
Microsoft                COM  594918104   1,399,249  11,985 SH OTHER                 11,985
Minnesota Mining & Mfg   COM  604059105     658,350   6,800 SH OTHER                  6,800
Minnesota Power          COM  604110106       6,775     400 SH OTHER                    400
Morgan, J.P.             COM  616880100       6,331      50 SH SOLE           50
Morgan, J.P.             COM  616880100   2,036,510  16,083 SH DEFINED 01            16,083
Morgan, J.P.             COM  616880100   6,983,876  55,114 SH OTHER                 55,114
Motorola Inc.            COM  620076109   1,258,251   8,545 SH DEFINED 01             8,545
Motorola Inc.            COM  620076109   6,612,998  44,910 SH OTHER                 44,910
National City Corp.      COM  635405103     100,909   4,260 SH DEFINED 01             4,260
National City Corp.      COM  635405103      75,801   3,200 SH OTHER                  3,200
New England Electric Sys COM  644001109      24,530     474 SH OTHER                    474
Nisource Inc.                 65473P105       7,722     432 SH OTHER                    432
Northern Trust Corp.     COM  665859104   4,028,000  76,000 SH OTHER                 76,000
Ocean Energy                  67481E106       7,750   1,000 SH OTHER                  1,000
Pepsico                  COM  713448108       4,935     140 SH SOLE         140
Pepsico                  COM  713448108     642,431  18,225 SH DEFINED O1             18,225
Pepsico                  COM  713448108   9,131,513 259,050 SH OTHER                 259,050
Pfizer, Inc.		           COM  717081103	      3,244     100 SH SOLE         100
Pfizer, Inc.             COM  717081103      85,959   2,650 SH OTHER                   2,650
Procter & Gamble         COM  742718109      10,956     100 SH SOLE         100
Procter & Gamble         COM  742718109   4,291,015  39,165 SH DEFINED 01             39,165
Procter & Gamble         COM  742718109   9,985,527  91,140 SH OTHER                  91,140
Ranger Oil               COM  752805101       3,125   1,000 SH OTHER                   1,000
Raytheon CLB             COM  755111408      75,703   2,850 SH DEFINED 01              2,850
Raytheon CLB             COM  755111408     862,484  32,470 SH OTHER                  32,470
Reuters Group OLC        COM  76132M102      84,045   1,040 SH OTHER                   1,040
Santa Fe Snyder          COM  80218K105       8,000   1,000 SH OTHER                   1,000
SBC Communications       COM  78387G103   1,687,384  34,613 SH DEFINED 01             34,613
SBC Communications       COM  78387G103   1,980,713  40,630 SH OTHER                  40,630
Schlumberger Ltd.        COM  806857108   1,262,813  22,500 SH OTHER                  22,500
Service Corp. Int'l      COM  817565104       6,938   1,000 SH OTHER                   1,000
Sigma Aldrich            COM  826552101       3,908     130 SH SOLE         130
Sigma Aldrich            COM  826552101     303,631  10,100 SH DEFINED 01             10,100
Sigma Aldrich            COM  826552101   2,392,975  79,600 SH OTHER                  79,600
Silverstream Software    COM  827907106   1,796,900  15,100 SH SOLE      15,100
Southwest Airlines       COM	 844741108       1,613     100 SH DEFINED 01		     100
St. Paul Companies       COM  792860108     240,866   7,150 SH DEFINED 01              7,150
State Street Boston      COM  857473102       5,845      80 SH SOLE          80
State Street Boston      COM  857473102     771,540  10,560 SH DEFINED 01             10,560
State Street Boston      COM  857473102   7,073,911  96,820 SH OTHER                  96,820
Stryker                  COM  863667101     257,613   3,700 SH DEFINED 01              3,700
Stryker                  COM  863667101     921,835  13,240 SH OTHER                  13,240
Sysco                    COM  871829107       7,913     200 SH SOLE         200
Sysco                    COM  871829107     690,366  17,450 SH DEFINED 01             17,450
Sysco                    COM  871829107   2,816,850  71,200 SH OTHER                  71,200
TECO Energy              COM  872375100      97,453   5,250 SH DEFINED 01              5,250
TECO Energy              COM  872375100     103,950   5,600 SH OTHER                   5,600
Texas Instruments Inc.   COM  882508104     183,588   1,900 SH OTHER                   1,900
Time Warner Inc.         COM  887315109   1,480,960  20,480 SH OTHER                  20,480
United Dominion Realty   COM  910197102      88,875   9,000 SH DEFINED 01              9,000
United Dominion Realty   COM  910197102   1,319,301 133,600 SH OTHER                 133,600
Wilmington Trust Corp.   COM  971807102     193,000   4,000 SH OTHER                   4,000
